Use of Estimates	6 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies
Use of Estimates

3.             Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements and accompanying notes. Actual results could differ from those estimates.